Shareholder Report	6 Months Ended
May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Court Street Trust
Entity Central Index Key	0000225323
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Fidelity New Jersey Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Jersey Municipal Income Fund
Class Name	Fidelity® New Jersey Municipal Income Fund
Trading Symbol	FNJHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Income Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Income Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 729,882,792
Holdings Count | shares	316
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$729,882,792
Number of Holdings	316
Portfolio Turnover	7%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.0 Transportation 23.1 Education 16.0 Housing 7.4 Health Care 5.0 Others(Individually Less Than 5%) 5.9 94.4 AAA 1.9 AA 35.2 A 45.6 BBB 8.3 BB 1.1 Not Rated 2.3 Short-Term Investments and Net Other Assets (Liabilities) 5.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.9 AA - 35.2 A - 45.6 BBB - 8.3 BB - 1.1 Not Rated - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Connecticut Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Connecticut Municipal Income Fund
Class Name	Fidelity® Connecticut Municipal Income Fund
Trading Symbol	FICNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Connecticut Municipal Income Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Connecticut Municipal Income Fund	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 370,112,558
Holdings Count | shares	261
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$370,112,558
Number of Holdings	261
Portfolio Turnover	2%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 43.3 Education 16.9 Health Care 12.6 Special Tax 11.1 Housing 6.5 Others(Individually Less Than 5%) 5.2 95.6 AAA 8.7 AA 47.6 A 24.1 BBB 9.5 BB 2.7 Not Rated 3.0 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.7 AA - 47.6 A - 24.1 BBB - 9.5 BB - 2.7 Not Rated - 3.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.